UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/00

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):  [  ] is a restatement.
	[  ] adds new holdings
		entries.
Institutional Investment Manager Filing this Report:

Name:	Princeton Capital Management, Inc.
Address:	47 Hulfish Street, Suite 500
	Princeton, New Jersey  08540

Form 13F File Number:  28-7092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ann W. Elmes
Title:	Director
Phone:	(609) 924-6867

Signature, Place, and Date of Signing:

Ann W. Elmes              Princeton, New Jersey      12/1/00
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________	________________________________
	[Repeat as necessary.]


Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:

Form 13F Information Table Entry Total:		106

Form 13F Information Table Value Total:	$  162,639
	(thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-____________	___________________

	[Repeat as necessary.]



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

PRINCETON CAPITAL MANAGEMENT
FORM 13F
13F
September 30, 2000

                                                                                               Voting Authority
                                                                                               --------------------------
                                                          Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                         Title oCUSIP       (x$1000)  Prn Amt  Prn Call Dscretn  Mgrs  Sole     Shared   None
------------------------------         ----------------   --------  -------- --- ---- -------  -------------- -------- -------

ATT                                    COM    001957109         2958   100685SH       Sole                7862    19579    73244
Abbott Laboratories                    COM    002824100         2878    60517SH       Sole                 775    15400    44342
Adobe Systems                          COM    00724F101         2950    19000SH       Sole                1000     3800    14200
Agilent Technologies                   COM    00846U101          692    14136SH       Sole                 700     3214    10222
American Intl Group                    COM    026874107          807     8437SH       Sole                                  8437
Anadarko Petroleum                     COM    032511107         1227    18462SH       Sole                1219     3866    13377
Aspect Communications                  COM    04523Q102          501    24300SH       Sole                 300             24000
At Home Corp                           COM    045919107         1166    82550SH       Sole                                 82550
BP Amoco                               COM    055622104         2954    55733SH       Sole               17709    12648    25376
Banc One                               COM    06423A103          501    12962SH       Sole                5864     1000     6098
BellSouth                              COM    079860102          991    24618SH       Sole                2800     7200    14618
Bergen Brunswig                        COM    083739102          427    36550SH       Sole                                 36550
Bio Rad Labs Cl A                      COM    090572207          972    43200SH       Sole                1000             42200
Black Hills Corp                       COM    092113109          253     9000SH       Sole                                  9000
Boeing                                 COM    097023105         1616    25650SH       Sole                                 25650
Bristol Myers Squibb                   COM    110122108          503     8798SH       Sole                4800              3998
Catalytica                             COM    148885106         1099    88800SH       Sole                                 88800
Caterpillar                            COM    149123101          284     8416SH       Sole                                  8416
Chevron                                COM    166751107         1776    20828SH       Sole                6775     1325    12728
Chiron                                 COM    170040109          760    16899SH       Sole                 950     1600    14349
Chubb                                  COM    171232101          206     2600SH       Sole                 200              2400
Cigna                                  COM    125509109         1744    16702SH       Sole                5100     1600    10002
Cisco Systems                          COM    17275R102          265     4800SH       Sole                 500     1600     2700
Citigroup                              COM    172967101         1916    35444SH       Sole                1784     4800    28860
Coca Cola                              COM    191216100          717    13000SH       Sole                 600     3500     8900
Coherent                               COM    192479103         3975    58450SH       Sole                 700     4500    53250
Comcast Corp-Special Cl A              COM    200300200          431    10532SH       Sole                                 10532
Corning Inc                            COM    219350105          936     3153SH       Sole                         3000      153
Coulter Pharmaceutical                 COM    222116105          751    26010SH       Sole                2870     3800    19340
Creo Products                          COM    225606102          928    27300SH       Sole                                 27300
Digital River                          COM    25388B104          201    31300SH       Sole                                 31300
Donaldson, Lufkin, Jenrette            COM    257661504           69    10000SH       Sole               10000
Eastman Kodak                          COM    277461109          393     9610SH       Sole                1535     3350     4725
Emerson Electric                       COM    291011104          248     3700SH       Sole                         1600     2100
Emisphere Technol.                     COM    291345106         1801    60150SH       Sole                2000     2200    55950
Enron Corp                             COM    293561106         2427    27696SH       Sole               10312      400    16984
Ericsson Cl B ADR                      COM    294821400          252    17000SH       Sole                                 17000
Exxon Mobil                            COM    30231G102         3637    40813SH       Sole                8000     5932    26881
Ford Motor                             COM    345370100         1627    64260SH       Sole                5922    14511    43827
General Comm Cl A                      COM    369385109           82    11500SH       Sole                                 11500
General Electric                       COM    369604103        13429   232795SH       Sole               62640    75800    94355
Harris Corp                            COM    413875105         3836   134900SH       Sole                1000            133900
Hewlett Packard                        COM    428236103         1978    20392SH       Sole                1260     5300    13832
IBM Corp                               COM    459200101          363     3231SH       Sole                                  3231
IDX Systems                            COM    449491109          387    24000SH       Sole                                 24000
ImageX.com                             COM    45244D102          310    75700SH       Sole                2000             73700
Indigo                                 COM    N44495104         7240  1082600SH       Sole               43600    40700   998300
Informix                               COM    456779107         1303   316000SH       Sole               19300    13000   283700
Intel                                  COM    458140100          757    18220SH       Sole                2000     1592    14628
Interpublic Group                      COM    460690100          477    14014SH       Sole               14014
J P Morgan & Co.                       COM    616880100         1888    11558SH       Sole                         6650     4908
Johnson & Johnson                      COM    478160104         1857    19766SH       Sole                4800      800    14166
Kopin Corp                             COM    500600101          954    53000SH       Sole                                 53000
Lernout & Hauspie Speech Produ         COM    B5628B104          866    65950SH       Sole                                 65950
Lilly (Eli)                            COM    532457108          606     7475SH       Sole                         2000     5475
Lucent Technologies                    COM    549463107         1621    53042SH       Sole                4736    10408    37898
Martek                                 COM    572901106        11012   564707SH       Sole              119942    13500   431265
McGraw Hill                            COM    580645109          718    11300SH       Sole                 400     6400     4500
Mckesson HBOC                          COM    58155Q103         2320    75900SH       Sole                1700    10750    63450
Mentor Graphics                        COM    587200106         1249    53000SH       Sole                 500             52500
Mercantile Bankshares                  COM    587405101          388    10690SH       Sole                4945              5745
Merck                                  COM    589331107         4170    56020SH       Sole                6700    15850    33470
Mercury Interactive                    COM    589405109          266     1700SH       Sole                                  1700
Microsoft                              COM    594918104          362     6006SH       Sole                2000     1500     2506
Microware                              COM    595150103          630   366800SH       Sole               75100    17000   274700
Motorola                               COM    620076109         2592    91739SH       Sole                4541    21810    65388
National Data Corp                     COM    635621105          400    12200SH       Sole                                 12200
Norfolk Southern                       COM    655844108          371    25400SH       Sole                3000    10300    12100
Nuance Communications                  COM    669967101          420     3450SH       Sole                                  3450
Oracle                                 COM    68389X105         2647    33615SH       Sole                1300     5900    26415
Peregrine Systems                      COM    71366q101         1613    85150SH       Sole                1950    10275    72925
Pfizer                                 COM    717081103         1098    24426SH       Sole                         4112    20314
Pharmacyclics                          COM    716933106         1757    35400SH       Sole                 500             34900
Philip Morris                          COM    718154107          216     7350SH       Sole                1995      300     5055
Procter & Gamble                       COM    742718109          539     8050SH       Sole                                  8050
QRS Corp                               COM    74726X105          755    50150SH       Sole                                 50150
Quintiles Transnational                COM    748767100          261    16400SH       Sole                2000             14400
Reliant Energy                         COM    442161105          372     8000SH       Sole                                  8000
SBC Communications                     COM    78387G103         1214    24288SH       Sole                2758             21530
Sangstat Medical Corp                  COM    801003104          750    58500SH       Sole                 800             57700
Santa Cruz Operation                   COM    801833104         1017   346200SH       Sole               55000            291200
Schering Plough                        COM    806605101         5101   109706SH       Sole               14000    28500    67206
Scientific-Atlanta                     COM    808655104         2146    33734SH       Sole                1700     5000    27034
Scitex Corp                            COM    809090103         2907   234900SH       Sole                3000            231900
Sepracor                               COM    817315104         5671    46226SH       Sole                8155     9600    28471
Shaw Industries                        COM    820286102         4923   266094SH       Sole               73420    71500   121174
Southern Company                       COM    842587107          355    10950SH       Sole                4200      550     6200
SpectRx                                COM    847635109          792    75400SH       Sole                                 75400
Summit Bancorp                         COM    866005101          848    24575SH       Sole                9225     9700     5650
Sun Microsystems                       COM    866810104         3892    33333SH       Sole                3350     7500    22483
Tellabs                                COM    879664100          340     7125SH       Sole                         1325     5800
Texaco                                 COM    881694103          295     5616SH       Sole                1200      250     4166
Transkaryotic Therapies                COM    893735100         1828    42450SH       Sole                3000             39450
Union Pacific                          COM    907818108          826    21258SH       Sole                3674     4700    12884
United Technologies                    COM    913017109          692    10000SH       Sole                                 10000
Universal Display                      COM    91347P105         3415   154800SH       Sole                5000            149800
Verizon Communications                 COM    077853109         1189    24547SH       Sole                 244     4254    20049
Viragen                                COM    927638106           31    20500SH       Sole                                 20500
WAWA, Inc                              COM                       231      360SH       Sole                 180      180
Wachovia Bank                          COM    929771103          581    10242SH       Sole                 200             10042
Wind River Systems                     COM    973149107         1019    21250SH       Sole                                 21250
World Access                           COM    98141A101           75    13900SH       Sole                 800             13100
XEIKON NV                              COM    984003103         1091    78600SH       Sole                1000             77600
duPont                                 COM    263534109          790    19075SH       Sole                6900             12175
eMagin Corp                            COM    29076n107          509    47400SH       Sole                                 47400
National Data Corp                     CONV   635621AA3          159   180000PRN      Sole                                180000
REPORT SUMMARY                             106DATA RECORDS    162639         0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED





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